ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2013	2012

Accrued payroll and related	$5,656	$5,733
Accrued vacation	4,269	3,469
Accrued VAT	3,506	2,370
Current portion of liability to United States
Department of Labor (see Note 10)	179	165
Accrued agency fees	458	-
Other	2,665	1,565
Total accrued expenses and other current liabilities	$16,733	$13,302